Fair Value Measurements - Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 420	$ 1,164	$ 420
Ending balance			420		420
Change in estimated fair value	[1]			(716)
Settlement of the Note upon conversion				(448)
Earnout Liability [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		46,232
Ending balance		100,007		100,007
Establishment of liability				99,639
Change in estimated fair value	[1]	53,775		368
Warrant liability [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		34,475
Ending balance		53,715		53,715
Establishment of liability				40,652
Change in estimated fair value	[1]	35,758		29,581
Warrant exercises		(16,518)		(16,518)
Common Stock Warrant Liability [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance		91,600		91,600
Establishment of liability		84,807		84,807
Change in estimated fair value	[1]	6,793		6,793
Prefunded Warrant Liability [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance		23,705		23,705
Establishment of liability		22,309		22,309
Change in estimated fair value	[1]	$ 1,396		$ 1,396

[1]	Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.